Exhibit 99.2

Citigroup Commercial Mortgage Trust 2019-C7

Commercial Mortgage Pass-Through Certificates, Series 2019-C7

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Ladder Capital Finance LLC

Rialto Mortgage Finance, LLC

Starwood Mortgage Capital LLC

2 December 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

Ladder Capital Finance LLC

345 Park Avenue, 8th Floor

New York, New York 10154

Rialto Mortgage Finance, LLC 590 Madison Avenue, 9th Floor New York, New York 10022 Starwood Mortgage Capital LLC 1601 Washington Avenue, Suite 800 Miami Beach, Florida 33139

Re:	Citigroup Commercial Mortgage Trust 2019-C7 (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2019-C7 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Citi Real Estate Funding Inc. (“Citi”), Ladder Capital Finance LLC (“Ladder”), Rialto Mortgage Finance, LLC (“Rialto”) and Starwood Mortgage Capital LLC (“Starwood,” together with Citi, Ladder and Rialto, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined herein) or Collateral Properties (as defined herein) that secure the Mortgage Loan,

b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	Copies of the:
i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”),
iii.	Most recent insurance review file (the “Insurance Review File”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

d.	Asset summary report(s) (the “ASRs”),
e.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
f.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan,
g.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
h.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

i.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
j.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the fifteen (15) largest Mortgage Loans (by original principal balance) in the order shown on the Mortgage Loan Schedule (the “Top 15 Mortgage Loans”) (except for the Mortgage Loan identified on the Mortgage Loan Schedule as “Town Center at Sterling” (the “Town Center at Sterling Mortgage Loan”)), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with an electronic file with the applicable Mortgage Loan Seller’s calculation of the physical occupancy rate for each Historical Period (each, a “Historical Occupancy File”) for the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan (only if the physical occupancy rate for such Historical Period was not included on the corresponding Borrower Operating Statement Data Files (as applicable)) (except for the Town Center at Sterling Mortgage Loan).

For the purpose of the procedures described in this report with respect to each of the ten (10) largest Mortgage Loans (by original principal balance) in the order shown on the Mortgage Loan Schedule (the “Top 10 Mortgage Loans”) (except for the Mortgage Loans identified on the Mortgage Loan Schedule as “Austin Landing Mixed-Use” (the “Austin Landing Mixed-Use Mortgage Loan”) and “Giant Anchored Portfolio” (the “Giant Anchored Portfolio Mortgage Loan”)), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (the “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan (except for the Austin Landing Mixed-Use Mortgage Loan and Giant Anchored Portfolio Mortgage Loan).

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Review Files, Borrower Rent Roll Files, Lease Documents, Historical Occupancy Files, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the ASRs, Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 December 2019

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial and multifamily properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s) and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files or Appraisal(s) (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files or Appraisal(s) (as applicable) and
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans.

We performed no procedures to compare any information on the Borrower Operating Statement Data Files to any of the corresponding information in the Appraisal(s).

Attachment A Page 2 of 6

Historical Occupancy Comparison Procedures

2.	Using:
a.	Information on the Historical Occupancy Files,
b.	Information on the Borrower Operating Statement Data Files,
c.	Information on the Borrower Rent Roll Files and
d.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan (as applicable) (except for the Town Center at Sterling Mortgage Loan), we compared the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files (as applicable) to the corresponding physical occupancy rates on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use an absolute materiality threshold of +/- 0.5%,
b.	Not perform the procedure described above for any of the Historical Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Top 15 Mortgage Loans and
c.	Not perform the procedure described above for the Town Center at Sterling Mortgage Loan.

We performed no procedures to compare any information on the Historical Occupancy Files to any of the corresponding information on the Borrower Operating Statement Data Files or Borrower Rent Roll Files.

Cashflow Reimbursement Comparison Procedures

3.	Using:
a.	Information on the Borrower Rent Roll Files,
b.	Information on the Tenant Billing Schedules,
c.	Information in the Lease Abstracts,
d.	Information in the Estoppels and
e.	The Underwriting Instructions and Adjustments

for each Top 10 Mortgage Loan (as applicable) (except for the Austin Landing Mixed-Use Mortgage Loan and Giant Anchored Portfolio Mortgage Loan), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan, as shown on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 3 of 6

Cashflow Reimbursement Comparison Procedures (continued)

3.	(continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels (as applicable), which is also below $10,000, and
b.	Not perform the procedure described above for the Austin Landing Mixed-Use Mortgage Loan and Giant Anchored Portfolio Mortgage Loan.

We performed no procedures to compare any information on the Borrower Rent Roll Files to any of the corresponding information on the Tenant Billing Schedules, Lease Abstracts or Estoppels.

Supporting Expense Comparison and Recalculation Procedures

4.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information on the Insurance Review Files and
d.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed in a. through c. above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

We performed no procedures to compare any information in the Tax Bills to any of the corresponding information on the Tax Assessor Websites or Insurance Review Files.

Attachment A Page 4 of 6

Lease Expiration and Termination Comparison Procedures

5.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases and
c.	Information in the Estoppels

for the Collateral Property or Collateral Properties that secure each Top 10 Mortgage Loan (as applicable) (except for the Austin Landing Mixed-Use Mortgage Loan), we compared:

i.	The lease expiration date only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan,

all as shown in the Source Documents listed in a. through c. above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information on the Borrower Rent Roll Files,
d.	Information in the Estoppels and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is not a Top 10 Mortgage Loan (as applicable) and the Austin Landing Mixed-Use Mortgage Loan, we compared the lease expiration date and lease early termination options for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Mortgage Loan, as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 31 days.

We performed no procedures to compare any information in the Lease Abstracts to any of the corresponding information in the Leases, Estoppels or Borrower Rent Roll Files.

Attachment A Page 5 of 6

Underwritten Cashflow Comparison and Recalculation Procedures

6.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item 6., we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 3%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $25,000 and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

Attachment A Page 6 of 6

7.	Subsequent to the performance of the procedures described in Items 1. through 6. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs, Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 6. above to the corresponding information on the updated ASRs, Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in Items 1. through 6. above and the results of the comparison procedures described in the preceding two sentences of this Item 7.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance
490-504 Myrtle Avenue	Citi	$50,000,000
650 Madison Avenue	Citi	$50,000,000
805 Third Avenue	Citi	$50,000,000
East Village Multifamily Portfolio Pool 2	Citi	$45,107,662
405 East 4th Ave	Citi	$42,500,000
Gartner Campus South	Citi	$40,290,000
Harvey Building Products	Citi	$40,000,000
Marriott Phoenix Airport	Ladder	$40,000,000
Austin Landing Mixed-Use	Citi	$38,750,000
Giant Anchored Portfolio	Citi	$38,500,000
East Village Multifamily Portfolio Pool 1	Citi	$36,483,246
Alrig Portfolio	Starwood	$35,000,000
Park Central Tower	Starwood	$35,000,000
Shoppes at Parma	Ladder	$35,000,000
Town Center at Sterling	Rialto	$33,600,000
Brazilian Court	Citi	$32,500,000
Evergreen at Southwood	Rialto	$31,440,000
Memorial West/EAV Portfolio	Ladder	$30,600,000
The Grand McCarren	Starwood	$28,000,000
84 South	Ladder	$25,875,000
Sharon Square	Rialto	$24,400,000
Sawgrass Village	Citi	$21,250,000
Sherwood and Glen Ridge MHC	Ladder	$21,000,000
Shops at Central Park	Starwood	$19,400,000
Coventry Square	Citi	$18,300,000
Suburbia Shopping Center	Rialto	$17,530,000
Homewood Suites - Eatontown	Rialto	$17,150,000
408 West 130th Street	Citi	$16,100,000
Quail Meadows	Starwood	$15,600,000
Hawks Landing Apartments	Starwood	$14,700,000
Shadow Lake Apartments	Citi	$13,400,000
Northridge Commons	Ladder	$12,750,000
Noll Portfolio	Starwood	$12,500,000
Palm Bay West Shopping Center	Ladder	$12,215,000
Royal Ridge Apartments	Ladder	$12,000,000
Stanford Court	Citi	$11,400,000
604 Tenth Ave	Citi	$11,000,000
224 Walworth Street	Citi	$10,350,000
TownePlace Suites Weston	Starwood	$10,250,000
Wells Fargo Place	Starwood	$10,000,000
Courtyard by Marriott New Haven/Milford	Ladder	$9,750,000
The Madison	Citi	$8,900,000
39 East 21st Street	Starwood	$8,500,000
Village on the Green	Citi	$7,800,000
Highland Commons	Ladder	$7,300,000

Exhibit 1 to Attachment A

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance
7223-7241 Fair Oaks	Ladder	$6,900,000
Morton Place Apartments	Rialto	$5,925,000
Hampton Inn Cleveland-Westlake	Rialto	$5,600,000
Vilcom Office	Starwood	$5,200,000
558 West 193rd Street	Starwood	$4,650,000
Portland MHP	Starwood	$2,400,000
Birdneck Self Storage	Rialto	$2,180,000
Stoney River Fee	Starwood	$2,100,000
Dollar General Sullivan, IL	Ladder	$1,169,000
Dollar General Adrian, MO	Ladder	$854,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

AUP Findings Schedules

490-504 Myrtle Avenue

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $50,000,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

650 Madison Avenue

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $50,000,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

805 Third Avenue

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $50,000,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Borrower Rent Roll File, Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

East Village Multifamily Portfolio Pool 2

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $45,107,662		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files. Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

405 East 4th Ave

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $42,500,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Lease Abstracts	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Gartner Campus South

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $40,290,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Harvey Building Products

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $40,000,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Marriott Phoenix Airport

Mortgage Loan Seller: Ladder		Top 10 Loan:	Yes
Original Principal Balance: $40,000,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Austin Landing Mixed-Use

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $38,750,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Insurance Review Files and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Giant Anchored Portfolio

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $38,500,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

East Village Multifamily Portfolio Pool 1

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $36,483,246		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Alrig Portfolio

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $35,000,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Park Central Tower

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $35,000,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File, Borrower Rent Roll Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Shoppes at Parma

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $35,000,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Town Center at Sterling

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $33,600,000		Top 15 Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Borrower Rent Roll File and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Brazilian Court

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $32,500,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Evergreen at Southwood

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $31,440,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Memorial West/EAV Portfolio

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $30,600,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Grand McCarren

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $28,000,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

84 South

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $25,875,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Sharon Square

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $24,400,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Sawgrass Village

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $21,250,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Sherwood and Glen Ridge MHC

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $21,000,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Shops at Central Park

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $19,400,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts, Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Coventry Square

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $18,300,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Suburbia Shopping Center

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $17,530,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Homewood Suites - Eatontown

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $17,150,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

408 West 130th Street

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $16,100,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Quail Meadows

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $15,600,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hawks Landing Apartments

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $14,700,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Shadow Lake Apartments

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $13,400,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Northridge Commons

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $12,750,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Noll Portfolio

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $12,500,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Palm Bay West Shopping Center

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $12,215,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Royal Ridge Apartments

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $12,000,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Stanford Court

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $11,400,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

604 Tenth Ave

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $11,000,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

224 Walworth Street

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $10,350,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

TownePlace Suites Weston

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $10,250,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Wells Fargo Place

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $10,000,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts, Leases, and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Courtyard by Marriott New Haven/Milford

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $9,750,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Madison

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $8,900,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

39 East 21st Street

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $8,500,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Village on the Green

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $7,800,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Highland Commons

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $7,300,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

7223-7241 Fair Oaks

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $6,900,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Morton Place Apartments

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $5,925,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hampton Inn Cleveland-Westlake

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $5,600,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Vilcom Office

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $5,200,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

558 West 193rd Street

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $4,650,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Portland MHP

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $2,400,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Birdneck Self Storage

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $2,180,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Stoney River Fee

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $2,100,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Borrower Rent Roll Files, Lease and Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Dollar General Sullivan, IL

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $1,169,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Dollar General Adrian, MO

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $854,000		Top 15 Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules, Lease Abstracts or Estoppels to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 10 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 10 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Borrower Rent Roll Files or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable